STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
Revenues
Revenues	$ 1,871	$ 10,237	$ 3,338	$ 30,538	$ 95,824	$ 0
Cost of goods sold	988	522	1,357	5,897	10,236	0
Gross margin	883	9,715	1,981	24,641	85,588	0
Operating expenses
Amortization	632	545	1,368	813	1,846	580
Consulting fees	62,447	61,728	139,387	150,999	278,890	262,902
Distribution expenses	0	19,173	261	35,620	53,786	0
General and administrative expenses	80,723	132,080	113,503	218,642	396,201	144,819
Research and development costs	38,538	95,894	123,675	156,607	393,216	261,907
Total operating expenses	182,340	309,420	378,194	562,681	1,123,939	670,208
Other items
Interest	(7,879)	(3,783)	(14,325)	(10,735)	(21,069)	(16,721)
Net loss	(189,336)	(303,488)	(390,538)	(548,775)	(1,092,698)	(905,981)
Foreign currency translation Income (loss)	(7,227)	453	(64,109)	(6,488)
Comprehensive loss	$ (196,563)	$ (303,035)	$ (454,647)	$ (555,263)	$ (1,069,798)	$ (892,806)
Earnings Per Share, Basic and Diluted	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Weighted Average Number of Shares Outstanding, Basic and Diluted	59,388,564	55,075,636	58,054,426	51,139,321	53,477,515	44,282,749
Financing costs					$ 0	$ (219,052)
Gain on forgiveness of debt					68,816	0
Loss on reacquisition of distribution rights					(102,094)	0
Unrealized foreign exchange gain (loss)			$ (64,109)	$ (6,488)	22,900	13,175
Sales
Revenues
Revenues	$ 1,871	$ 757	3,338	12,100	19,634	0
Distribution rights
Revenues
Revenues	$ 0	$ 9,480	$ 0	$ 18,438	$ 76,190	$ 0